Significant Accounting Policies - Leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Significant Accounting Policies
Weighted average term	1 year 7 months 6 days	1 year 9 months 18 days
Discount rate	4.45%	4.70%
Operating Lease, Cost	¥ 184,200	¥ 193,300	¥ 198,700
Operating Leases [Abstract]
2026	150,655
2027	16,409
2028 and thereafter	19,969
Total future lease payments	187,033
Less: Impact of discounting remaining lease payments	(3,880)
Total lease liabilities	¥ 183,153
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent